Share-Based Compensation (Details)			1 Months Ended					2 Months Ended	12 Months Ended
	Oct. 13, 2021 shares	May 06, 2021 shares	Dec. 30, 2021 shares	Oct. 29, 2021 shares	Jul. 31, 2021 $ / shares shares	Jul. 19, 2021 shares	May 31, 2021 shares	Aug. 03, 2021 shares	Dec. 31, 2021 USD ($) shares	Oct. 30, 2021 shares	Jul. 29, 2021 shares	Mar. 31, 2021 shares	Feb. 01, 2021 shares
Share-Based Compensation (Details) [Line Items]
Aggregate shares granted									2,415,293
Ordinary shares reserved									5,000,000
Shares granted	18,400		11,000	10,000						20,000	1,954,400	120,765	15,000
Shares immediately vested											1,920,000
Number of consultants	2
Restricted stock units				140,963
Number of employees			2
Unrecognized compensation costs (in Dollars) | $									$ 1,818
Weighted average period									1 year 14 days
Recognized share-based compensation expense (in Dollars) | $									$ 20,461,318
Aggregate of ordinary shares		80,232			100,000	100,000	80,232	6,000,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share) | $ / shares					$ 1,446,098
Second Plan [Member]
Share-Based Compensation (Details) [Line Items]
Shares outstanding									11,000